INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2014
INITIAL PUBLIC OFFERING [Abstract]
Initial Public Offering [Text Block]
3. INITIAL PUBLIC OFFERING

Initial Public Offering and Contribution of Assets
PBFX initially filed a registration statement on Form S-1 on July 31, 2013, and the SEC declared the registration statement effective on May 8, 2014. On May 9, 2014, PBFX's common units began trading on the New York Stock Exchange. On May 14, 2014, PBFX completed the Offering of 15,812,500 common units, including 2,062,500 common units issued upon exercise of the over-allotment option that was granted to the underwriters, to the public at a price of $23.00 per unit. Upon completion of the Offering, PBF LLC owned 74,053 common units and 15,886,553 subordinated units representing an aggregate 50.2% limited partner interest in the Partnership, all of the incentive distribution rights in the Partnership and the non-economic general partner interest in the Partnership.
The Partnership received proceeds (after deducting underwriting discounts and structuring fees but before offering expenses) from the Offering of approximately $340,957. The Partnership used the net proceeds from the Offering (i) to distribute approximately $35,000 to PBF LLC to reimburse it for certain capital expenditures incurred prior to the closing of the Offering with respect to assets contributed to the Partnership and to reimburse it for offering expenses it incurred on behalf of the Partnership; (ii) to pay debt issuance costs of approximately $2,293 related to the Partnership’s Revolving Credit Facility (as defined below) and the Term Loan; (iii) to purchase $298,664 in U.S. Treasury securities which are to be used to fund anticipated capital expenditures and acquisitions; and (iv) to retain approximately $5,000 for general partnership purposes. The Partnership also borrowed $298,664 under the Term Loan and distributed the proceeds of such borrowings to PBF LLC.
On May 8, 2014, the Partnership, PBF GP, PBF Energy, PBF LLC, PBF Holding, DCR, Delaware City Terminaling Company LLC (“Delaware City Terminaling”) and TRC entered into the Contribution and Conveyance Agreement (the “Contribution Agreement I”). On May 14, 2014, in connection with the closing of the Offering, the following transactions occurred pursuant to the Contribution Agreement I:

•	DCR distributed all of the interests in Delaware City Terminaling and TRC distributed the Toledo Truck Terminal, in each case, to PBF Holding at their historical cost.

•
PBF Holding contributed, at their historical costs, (i) all of the interests in Delaware City Terminaling and (ii) the Toledo Truck Terminal to the Partnership in exchange for (a) 74,053 common units and 15,886,553 subordinated units representing an aggregate 50.2% limited partner interest in the Partnership, (b) all of the Partnership’s IDRs, (c) the right to receive a distribution of $30,000 from the Partnership as reimbursement for certain preformation capital expenditures attributable to the IPO assets, and (d) the right to receive a distribution of $298,664; and in connection with the foregoing, the Partnership redeemed PBF Holding’s initial partner interests in the Partnership for $1.

•
PBF Holding distributed to PBF LLC (i) its interest in PBF GP, (ii) the common units, subordinated units and incentive distribution rights, (iii) the right to receive a distribution of $30,000 as reimbursement for certain preformation capital expenditures, and (iv) the right to receive a distribution of $298,664. A summary of the proceeds received and the use of proceeds was as follows:

Proceeds received from sale of common units	$363,688

Use of proceeds:
Underwriting discounts and commissions	$21,821
Structuring fees	910
Estimated offering expenses (reimbursed to PBF LLC)	5,000
Debt issuance costs	2,293
Retained for working capital	5,000
Distributed to PBF LLC	30,000
Purchase of marketable securities	298,664
Total	$363,688